Sutherland, Asbill & Brennan, L.L.P.
	Atlanta    Austin     New York     Washington

1275 PENNSYLVANIA AVENUE, N.W.					  TEL: (202) 383-0100
     WASHINGTON, D.C. 20004-2404						  FAX: (202) 637-3593

                THOMAS E. BISSET
           DIRECT LINE: (202) 383-0117
           Internet: tbisset@sablaw.com

February 23, 1998


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

		Re:	First Citicorp Life Insurance Company
			First Citicorp Life Variable Annuity Separate
			Account;  File No. 33-83354

Dear Commissioners:

	On behalf of First Citicorp Life Insurance Company (the "Company") and First
Citicorp Life Variable Annuity Separate Account (the "Account"), we are
transmitting for filing under Rule 497(e) of the Securities Act of 1933 a supplement to the form of prospectus and Statement of Additional Information
("SAI") dated May 1, 1997, used after the effective date of the registration statement on Form N-4 for deferred variable annuity contracts offered by the
Company through the Account.

	If you have any questions, please contact the undersigned at (202) 383-0117.

						Sincerely,


						 /s/ Thomas E. Bisset
						      Thomas E. Bisset


Enclosures

cc:	Eric S. Miller
	Stephen E. Roth